Fair Value Measurements (Details) - Schedule of binomial lattice model for initial measurement of private placement warrant	Sep. 30, 2022 yr	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input			2
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0	0
Convertible Promissory Notes [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.20	0.119
Bridge Loans [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.71
Bridge Loans [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.039
Bridge Loans [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.269
Convertible Promissory Notes And Securities [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input			0
Convertible Promissory Notes And Securities [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input			2
Convertible Promissory Notes And Securities [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		0.119
Maximum [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.01	0.827	0.63
Maximum [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.042	0.015	0.0019
Maximum [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	8.4	9.1
Maximum [Member] | Convertible Promissory Notes [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.3	0.5
Maximum [Member] | Convertible Promissory Notes [Member] | Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.85	0.85
Maximum [Member] | Bridge Loans [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	1.3
Maximum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input			0.63
Maximum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input			0.0019
Maximum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		0.5
Maximum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		0.85
Minimum [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.68	0.669	0.62
Minimum [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.039	0.002	0.0013
Minimum [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.1	0.5
Minimum [Member] | Convertible Promissory Notes [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.1	0.3
Minimum [Member] | Convertible Promissory Notes [Member] | Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.80	0.80
Minimum [Member] | Bridge Loans [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.1
Minimum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input			0.62
Minimum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input			0.0013
Minimum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		0.3
Minimum [Member] | Convertible Promissory Notes And Securities [Member] | Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		0.80